DERIVATIVES ACTIVITIES - Gains (Losses) Included in Other Revenue (Details) - Other revenue - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ 554	$ (363)	$ (427)
Interest rate contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	117	(227)	208
Foreign exchange contracts
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	(39)	14	(41)
Credit derivatives
Derivative gain (losses)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ 476	$ (150)	$ (594)